Document and Entity Information	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Document Type	40-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2021
Entity File Number	001-15144
Entity Registrant Name	TELUS Corp
Entity Incorporation, State or Country Code	A1
Entity Primary SIC Number	4812
Entity Address, Address Line One	7th Floor – 510 West Georgia Street
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Country	CA
Entity Address, Postal Zip Code	V6B 0M3
City Area Code	604
Local Phone Number	697-8044
Title of 12(b) Security	Common Shares
Trading Symbol	TU
Security Exchange Name	NYSE
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Entity Common Stock, Shares Outstanding	1,370,214,882
Entity Central Index Key	0000868675
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Amendment Flag	false
Auditor Name	Deloitte LLP
Auditor Firm ID	1208
Auditor Location	Vancouver, Canada
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	28 Liberty Street
Entity Address, City or Town	NY
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10005
City Area Code	212
Local Phone Number	590-9200
Contact Personnel Name	CT Corporation System